Trade Receivables as Restated (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Summary of Trade Receivables
	December 31, 2021	December 31, 2020
	US$’000	US$’000
Trade receivables	50,410	75,000